Deferred Income (Details) - Schedule of Deferred Income - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred Income [Abstract]
Deferred income	$ 5,883	$ 4,954	$ 3,139
Total	$ 5,883	$ 4,954	$ 3,139